Loans Payable (Details Textual)		12 Months Ended
	Dec. 08, 2015 USD ($)	Dec. 31, 2015 USD ($) Individual	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loans Payable to Bank [Abstract]
Annual interest rate		6.00%
Long-term loans		$ 1,103,021
Amortization of discount of long-term loans		44,247
Gain from loan restructuring		293,452
Accounts receivable		$ 3,994,461	$ 2,564,119
Laifeng County Small Business [Member]
Loans Payable to Bank [Abstract]
Maturity date, Description	Due dates extended from March 18, April 21, and May 14, 2015 to March 19, April 22, and May 15, 2018.
Long-term loans	$ 1,263,151
Loan payable to Bank of China, due by November 27, 2015[Member]
Loans Payable to Bank [Abstract]
Annual interest rate		5.60%
Maturity date		Nov. 27, 2015
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 15, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		6.00%
Maturity date		Jan. 15, 2015
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 28, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		6.00%
Maturity date		Sep. 28, 2015
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 9, 2015 [Member]
Loans Payable to Bank [Abstract]
Number of individuals | Individual		2
Annual interest rate		6.00%
Maturity date		Sep. 09, 2015
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by March 17, 2015 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		6.00%
Maturity date		Mar. 17, 2015
Maturity date, Description		The loan had been repaid in March 17, 2015.
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		9.72%
Maturity date		Mar. 18, 2014
Maturity date, Description		Had been extended to March 18, 2015.
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		9.72%
Maturity date		Apr. 21, 2014
Maturity date, Description		Had been extended to April 21, 2015.
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		9.72%
Maturity date		May 14, 2014
Maturity date, Description		Had been extended to May 14, 2015.
Loan payable to Bank of China, annual interest rate of 4.35%, due by December 2, 2016 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		4.35%
Maturity date		Dec. 02, 2016
Loan payable to Agricultural Development Bank of China, annual interest rate of 5.6%, due by January 21, 2016 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		5.60%
Maturity date		Jan. 21, 2016
Maturity date, Description		The loan had been repaid in January 21, 2016.
Loan payable to Shanghai Pudong Development Bank, annual interest rate of 4.35%, due by March 21, 2016 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		4.35%
Maturity date		Mar. 21, 2016
Maturity date, Description		The loan had been renewed to June 21, 2016.
Accounts receivable		$ 804,064
Loan payable to Agricultural Development Bank of China, annual interest rate of 4.6%, due by September 22, 2016 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		4.60%
Maturity date		Sep. 22, 2016
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 4.6%, due by September 9, 2016 [Member]
Loans Payable to Bank [Abstract]
Number of individuals | Individual		2
Annual interest rate		4.60%
Maturity date		Sep. 09, 2016
Loan payable to Laifeng Jiuding Pawn Co., Ltd., annual interest rate of 3.6%, due by April 9, 2016 [Member]
Loans Payable to Bank [Abstract]
Annual interest rate		3.60%
Maturity date		Apr. 09, 2016
Maturity date, Description		The loan had been repaid in April 11, 2016.